INCOME TAXES (Details 4 - Income Tax Deferred Tax Table) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Goodwill and Intangible Assets		$ 33,160	$ 39,946
Deferred Tax Assets, Operating Loss Carryforwards, State and Local		16,043	16,530
Deferred Tax Assets, Operating Loss Carryforwards, Domestic		8,607	9,070
Deferred Tax Assets, Other		6,340	10,872
Deferred Tax Assets, Gross		64,150	76,418
Deferred Tax Assets, Valuation Allowance		15,428	15,040
Deferred Tax Assets, Net of Valuation Allowance		48,722	61,378
Deferred Tax Liabilities, Net, Noncurrent		2,372	2,663
Deferred Tax Liabilities, Other		1,925	3,240
Deferred Tax Liabilities, Net		4,297	5,903
Deferred tax assets, net	$ 43,110	$ 44,425	$ 55,475